Consolidated Statements of Changes In Shareholders' Deficit (USD $) In Thousands, except Share data		Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Intelsat S.A. Shareholders' Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	[1]			$ 832	$ 1,445,642	$ (2,174,297)	$ (76,507)	$ (804,330)	$ 1,902
Balance, shares at Dec. 31, 2010	[1]		0	83,200,000
Net loss		(434,159)				(434,159)		(434,159)	1,136
Consolidation of entities	[2]								49,263
Mark to market valuation adjustment for redeemable noncontrolling interest					15,090			15,090
Change in classification of certain equity awards					56,760			56,760
Vesting of equity awards of certain executive officers					2,775			2,775
Dividends paid to noncontrolling interests									(1,375)
Postretirement/pension liability adjustment, net of tax							(35,080)	(35,080)
Other comprehensive income, net of tax		59					59	59
Balance at Dec. 31, 2011				832	1,520,267	(2,608,456)	(111,528)	(1,198,885)	50,926
Balance, shares at Dec. 31, 2011			0	83,200,000
Net loss		(151,137)				(151,137)		(151,137)	3,582
Mark to market valuation adjustment for redeemable noncontrolling interest		(7,663)			(7,663)			(7,663)
Vesting of equity awards of certain executive officers		6,825			6,825			6,825
Dividends paid to noncontrolling interests		(8,838)							(8,838)
Postretirement/pension liability adjustment, net of tax		(7,288)					(7,288)	(7,288)
Other comprehensive income, net of tax		388					388	388
Balance at Dec. 31, 2012		(1,357,760)		832	1,519,429	(2,759,593)	(118,428)	(1,357,760)	45,670
Balance, shares at Dec. 31, 2012			0	83,200,000
Net loss		(255,680)				(255,680)		(255,680)	3,687
Initial public offering, net of costs (in shares)			3,500,000	22,200,000
Initial public offering, net of costs		542,796	35	222	542,539			542,796
Change in classification of certain equity awards		18,899			18,899			18,899
Vesting of equity awards of certain executive officers		28,553						28,553
Share-based compensation				6	28,547			28,553
Share-based compensation (in shares)				600,000
Dividends paid to noncontrolling interests		(8,671)							(8,671)
Declaration of preferred stock dividend		(10,196)			(10,196)			(10,196)
Postretirement/pension liability adjustment, net of tax		57,283					57,283	57,283
Other comprehensive income, net of tax		629					752	752
Balance at Dec. 31, 2013		$ (975,353)	$ 35	$ 1,060	$ 2,099,218	$ (3,015,273)	$ (60,393)	$ (975,353)	$ 40,686
Balance, shares at Dec. 31, 2013			3,500,000	106,000,000

[1]	Common shares and paid-in capital amounts reflect the retroactive impact of the former Class A and Class B share reclassification into common shares and the share splits related to our Initial Public Offering. See Note 1-Background of Company-Initial Public Offering for further discussion.
[2]	See Note 10-Investments for further discussion of the consolidation of Horizons Holdings.